Tangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Tangible assets (Tables) [Abstract]
Tangible assets in the consolidated balance sheets

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Right-of-use of Assets	Others	Total
Balance at December 31, 2016	2,711,193	3,367,015	7,858,881	-	3,759	13,940,848
Additions	-	382,571	723,835	-	-	1,106,406
Write-off	(52,102)	(180,036)	(31,053)	-	-	(263,191)
Transfers	(9,779)	718,666	(721,520)	-	-	(12,633)
Balance at December 31, 2017	2,649,312	4,288,216	7,830,143	-	3,759	14,771,430

Additions	2,534	450,857	942,358	-	381	1,396,130
Write-off	(18,230)	(162,497)	(199,877)	-	-	(380,604)
Change in the scope of consolidation	99,759	19,517	17,749	-	1,302	138,327
Transfers	45,663	32,232	640,758	-	(3,759)	714,894
Balance at December 31, 2018	2,779,038	4,628,325	9,231,131	-	1,683	16,640,177

Initial adoption IFRS 16	-	-	-	2,465,750	-	-
Additions	85,333	826,685	1,012,395	689,982	370	2,614,765
Cancellation of lease agreements	-	-	-	(72,951)		(72,951)
Write-off	(17,041)	(122,926)	(122,279)	-	-	(262,246)
Transfers	(7,160)	13,236	51,445	-	-	57,521
Balance at December 31, 2019	2,840,170	5,345,320	10,172,692	3,082,781	2,053	21,443,016

Accumulated depreciation	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Right-of-use of Assets	Others	Total
Balance at December 31, 2016	(594,210)	(2,509,099)	(4,172,234)	-	-	(7,275,543)
Additions	(81,910)	(499,542)	(609,515)	-	-	(1,190,967)
Write-off	37,136	154,471	22,196	-	-	213,803
Transfers	9,734	(437,527)	427,506	-	-	(287)
Balance at December 31, 2017	(629,250)	(3,291,697)	(4,332,047)	-	-	(8,252,994)

Additions	(82,714)	(485,607)	(649,557)	-	-	(1,217,878)
Write-off	8,816	140,332	109,447	-	-	258,595
Change in scope of consolidation	(5,602)	(1,448)	(7,136)	-	-	(14,186)
Transfers	(52,094)	(76,292)	(631,965)	-	-	(760,351)
Balance at December 31, 2018	(760,844)	(3,714,712)	(5,511,258)	-	-	(9,986,814)

Additions	(93,455)	(482,256)	(730,993)	(564,132)	-	(1,870,836)
Write-off	10,517	148,486	65,016	8,316	-	232,335
Transfers	15,091	10,272	(9,183)	-	-	16,180
Balance at December 31, 2019	(828,691)	(4,038,210)	(6,186,417)	(555,816)	-	(11,609,134)

Losses from non-recovery (impairment)
Balance at December 31, 2016	(13,031)	-	(5,841)	-	-	(18,872)
Impacts on results	9,784	-	1,047	-	-	10,831
Transfers	-	-	(512)	-	-	(512)
Balance at December 31, 2017	(3,247)	-	(5,306)	-	-	(8,553)

Impacts on results	(10,607)	-	(49,556)	-	-	(60,163)
Transfers	(5)	-	4,333	-	-	4,328
Balance at December 31, 2018	(13,859)	-	(50,529)	-	-	(64,388)

Impacts on results	(587)	-	13,050	-	-	12,463
Transfers	-	-	-	-	-	-
Balance at December 31, 2019	(14,446)	-	(37,479)	-	-	(51,925)

Carrying amount
Balance at December 31, 2017	2,016,815	996,519	3,492,790	-	3,759	6,509,883
Balance at December 31, 2018	2,004,335	913,613	3,669,344	-	1,683	6,588,975
Balance at December 31, 2019	1,997,033	1,307,110	3,948,796	2,526,965	2,053	9,781,957